STOCK-BASED COMPENSATION - OPTIONS OUTSTANDING (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Options
Outstanding, Beginning of Year | shares	206,485
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	20,292
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	(19,622)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period | shares	(1,501)
Outstanding, End of Year | shares	205,654
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	143,169
Weighted Average Exercise Price
Outstanding, Beginning of Year | $ / shares	$ 72.46
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	82.19
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	(63.44)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price | $ / shares	(82.92)
Outstanding, End of Year | $ / shares	74.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 69.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 10 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 1,349
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 1,326